PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	6 Months Ended
Jun. 30, 2024
Prepaid Expenses And Other Current Assets
SCHEDULE OF PREPAID EXPENSES AND OTHER CURRENT ASSETS

The Company’s prepaid expenses and other current assets consist of the following:

	June 30, 2024	December 31, 2023
Other receivables	£392	£51,584
VAT owed to the Company	48,677	135,642
Prepaid clinical trial costs	80,000	307,519
Deferred clinical trial testing costs	1,177,500	1,177,500
Other prepayments	381,300	522,480
	£1,687,869	£2,194,725